Acquisitions and disposals, 2018 (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries		100.00%
Gain on disposition of subsidiaries	$ 451	$ 279,744	$ 111,484
Impact Engine, S.A. de C.V. [Member]
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries			100.00%
Talocaan Services, S.A. de C.V. [Member]
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries			100.00%
Ditermax Corporate, S.A. de C.V. [Member]
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries			100.00%